UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Global Inflation Fund
		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 94.2%
Other Government Related (b) 1.2%
New Zealand Local Government Funding Agency, 5.5%, 4/15/2023	NZD	2,230,000	1,867,818
Sovereign Bonds 5.5%
Government of France, REG S, 0.7%, 7/25/2030	EUR	2,007,340	2,628,377
Republic of Italy, REG S, 144A, 4.75%, 9/1/2044	EUR	1,300,000	2,037,340
Republic of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	1,730,000	1,439,430
Spain Government Inflation Linked Bond, REG S, 144A, 1.8%, 11/30/2024	EUR	2,010,193	2,694,748

			8,799,895
U.S. Treasury Obligations 87.5%
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		3,098,400	2,912,979
0.75%, 2/15/2042		3,152,580	3,063,176
1.375%, 2/15/2044		2,037,700	2,306,263
2.125%, 2/15/2040		1,098,610	1,424,073
2.125%, 2/15/2041		2,168,600	2,831,378
3.375%, 4/15/2032		12,705,490	18,051,719
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016		9,681,840	9,652,339
0.125%, 4/15/2017		7,318,080	7,323,795
0.125%, 4/15/2018		20,544,400	20,467,359
0.125%, 4/15/2019		23,307,510	23,050,755
0.125%, 1/15/2022		5,979,984	5,816,467
0.125%, 7/15/2022		12,390,840	12,072,358
0.125%, 7/15/2024		18,000,540	17,335,366
0.625%, 7/15/2021		7,901,625	8,001,012
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)		4,000,000	4,030,000
1.0%, 9/30/2016		1,000,000	1,007,344

			139,346,383

Total Government & Agency Obligations (Cost $152,153,871)			150,014,096
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017		910	954
Federal National Mortgage Association, 9.0%, 3/1/2020		10,690	12,080

Total Mortgage-Backed Securities Pass-Throughs (Cost $12,689)			13,034
Asset-Backed 0.2%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.22% *, 12/25/2034 (Cost $350,538)		370,450	368,539
Short-Term U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
0.085% **, 6/11/2015 (e)		265,000	264,923
0.035% **, 2/12/2015 (e)		1,651,000	1,650,967
0.092% **, 9/17/2015 (d)		800,000	799,026

Total Short-Term U.S. Treasury Obligations (Cost $2,715,282)			2,714,916
Municipal Bonds and Notes 5.2%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series A, 5.0%, 12/1/2034		1,000,000	1,187,900
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 18, 5.0%, 2/1/2034 (f)		1,000,000	1,189,030
Miami-Dade County, FL, Aviation Revenue, Series B, 5.0%, 10/1/2034		1,000,000	1,153,770
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2034		1,000,000	1,179,630
Port Authority of New York & New Jersey, 5.0%, 9/1/2034		1,000,000	1,184,690
University of Colorado, Enterprise Revenue, Series A, 5.0%, 6/1/2035		1,000,000	1,173,290
Washington, State General Obligation, Series A, 5.0%, 8/1/2034		1,000,000	1,168,050

Total Municipal Bonds and Notes (Cost $8,050,364)			8,236,360

		Shares	Value ($)
Cash Equivalents 3.1%
Central Cash Management Fund, 0.06% (g) (Cost $4,979,556)		4,979,556	4,979,556

		% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $168,262,300) †		104.4	166,326,501
Other Assets and Liabilities, Net		(4.4)	(7,033,052)

Net Assets		100.0	159,293,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $168,575,426.  At December 31, 2014, net unrealized depreciation for all securities based on tax cost was $2,248,925.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,286,894 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,535,819.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At December 31, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter swap contracts.
(e)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	When-issued security.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At December 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	3/20/2015	67	8,495,391	9,995
2 Year U.S. Treasury Note	USD	3/31/2015	35	7,650,781	2,187
3 Month Euro Euribor Interest Rate Futures	EUR	12/14/2015	2	604,692	242
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	12/14/2015	2	504,375	905
3 Month Euroyen Futures	JPY	12/14/2015	3	625,271	31
90 Day Eurodollar	USD	12/14/2015	3	743,138	(1,200)
90 Day Sterling Interest Rate Futures	GBP	12/16/2015	3	579,683	468
ASX 90 Day Bank Accepted Bills	AUD	12/10/2015	3	2,435,209	1,551
Natural Gas Futures	USD	2/25/2015	20	579,200	(159,334)
United Kingdom Long Gilt Bond	GBP	3/27/2015	7	1,304,097	29,894
Total net unrealized depreciation					(115,261)

At December 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	3/16/2015	15	1,569,263	(23,548)
Euro-BTP Futures	EUR	3/6/2015	27	4,430,236	(30,188)
Natural Gas Futures	USD	3/27/2015	20	576,200	116,086
Total net unrealized appreciation					62,350

At December 31, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options 0.0%
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,492	(9,159)
Put Options
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,493	(137,199)
Pay Fixed - 2.615% -Receive Floating - LIBOR	12/4/2015 12/4/2045	2,700,000	2	12/2/2015	58,590	(101,904)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	2,000,000	1	8/6/2015	18,700	(65,839)
Pay Fixed - 2.675% -Receive Floating - LIBOR	11/12/2015 11/12/2045	2,700,000	2	11/9/2015	54,135	(115,439)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	2,000,000	3	6/3/2015	21,400	(81,704)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	2,700,000	4	9/28/2015	56,492	(164,675)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	2,000,000	1	3/4/2015	21,000	(123,540)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	2,000,000	3	1/30/2015	24,700	(136,417)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	5,300,000	5	1/26/2015	53,464	(409,231)

Total Put Options	367,974	(1,335,948)

Total	427,466	(1,345,107)

(h) Unrealized depreciation on written options on interest rate swap contracts at December 31, 2014 was $917,641.
At December 31, 2014, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2025	8,200,000	Floating — LIBOR	Fixed — 2.64%	57,371	88
12/16/2015 9/17/2035	3,600,000	Floating — LIBOR	Fixed — 2.938%	82,658	66
12/16/2015 9/18/2017	6,000,000	Floating — LIBOR	Fixed — 1.557%	(7,332)	(44)
12/16/2015 9/18/2045	7,800,000	Floating — LIBOR	Fixed — 2.998%	271,593	145
12/16/2015 9/16/2020	10,900,000	Floating — LIBOR	Fixed — 2.214%	(5,822)	(17)
Total net unrealized appreciation	238

At December 31, 2014, open commodity-linked swap contracts were as follows:
Bilateral Swaps

Expiration Date	Notional Amount ($)		Fixed Fee Received/(Paid) by the Fund	Pay/Receive Return of the Reference Index/Entity	Value ($) (i)

Long Positions
1/20/2015	10,000	5	0.48%	Barclays-Commodity Strategy 1500 Index	(426)
1/20/2015	60,000	5	0.57%	Barclays-Commodity Strategy 1610 Index	1,631
1/20/2015	20,000	12	0.15%	Bloomberg Commodity Crude Excess Return Index	(1,156)
1/20/2015	80,000	7	0.00%	Bloomberg Commodity Index 3 Month Forward	(3,904)
1/20/2015	60,000	8	0.16%	Bloomberg Commodity Index 3 Month Forward	(2,933)
1/20/2015	50,000	6	0.16%	Bloomberg Commodity Index 3 Month Forward	(2,444)
1/20/2015	50,000	13	0.18%	Bloomberg Commodity Index 3 Month Forward	(2,445)
1/20/2015	90,000	3	0.16%	Bloomberg Commodity Index 3 Month Forward	(4,400)
1/20/2015	60,000	2	0.44%	Citi Commodities Term Structure Alpha II Index	1,535
1/20/2015	10,000	2	0.00%	Citi Cubes Dow Jones-UBS Weighted Index	(577)
1/20/2015	60,000	10	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(2,830)
1/20/2015	1,000,000	6	0.00%	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(139,884)
1/20/2015	1,000,000	6	0.00%	JPMorgan Ex-Front Month Live Cattle Excess Return Index	77,146
1/20/2015	30,000	6	0.65%	JPMorgan SS Explorer	(53)
1/20/2015	10,000	6	0.65%	JPMorgan Seasonal Commodity Spread Portfolio Index	65
1/20/2015	30,000	9	0.17%	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	(1,747)
1/20/2015	60,000	9	0.39%	Merrill Lynch Commodity Index eXtra LDA Long/Short Index	981
1/20/2015	240,000	11	0.00%	UBS Custom Commodity Index	13,956
Short Positions
1/20/2015	390,000	6	0.00%	Bloomberg Commodity Index	22,678
1/20/2015	380,000	7	0.00%	Bloomberg Commodity Index 3 Month Forward	22,097
1/20/2015	340,000	3	0.00%	Bloomberg Commodity Index 3 Month Forward	19,771
1/20/2015	1,000,000	6	0.00%	Bloomberg Commodity Index Lean Hog Subindex	238,180
1/20/2015	1,000,000	6	0.00%	Bloomberg Commodtiy Index Live Cattle Subindex	(50,964)
Total net unrealized appreciation					184,277

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	BNP Paribas
4	Morgan Stanley
5	Barclays Bank PLC
6	JPMorgan Chase Securities, Inc.
7	Macquarie Bank Limited
8	Credit Suisse
9	Bank of America
10	Goldman Sachs & Co.
11	UBS AG
12	Societe Generale
13	Canadian Imperial Bank of Commerce
LIBOR: London Interbank Offered Rate
As of December 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	3,795,267	GBP	2,100,000	1/5/2015	6,559	Societe Generale
EUR	2,600,000	JPY	385,117,200	1/5/2015	69,074	Barclays Bank PLC
USD	30,238	JPY	3,624,400	1/5/2015	21	Societe Generale
AUD	2,900,000	NZD	3,088,842	1/5/2015	41,892	BNP Paribas
USD	3,893,389	NZD	5,000,000	1/5/2015	6,861	Australia & New Zealand Banking Group Ltd.
EUR	2,600,000	USD	3,255,652	1/5/2015	109,522	Barclays Bank PLC
CAD	638,000	USD	565,172	1/20/2015	16,236	Societe Generale
CAD	605,500	USD	535,805	1/20/2015	14,831	Australia & New Zealand Banking Group Ltd.
CAD	1,285,000	USD	1,130,860	1/20/2015	25,244	Citigroup, Inc.
EUR	5,949,000	USD	7,406,268	1/20/2015	206,528	Societe Generale
SGD	1,745,000	USD	1,372,616	1/20/2015	55,816	Australia & New Zealand Banking Group Ltd.
NZD	3,033,400	AUD	2,900,000	2/5/2015	2,981	Australia & New Zealand Banking Group Ltd.
NZD	3,000,000	USD	2,341,179	2/5/2015	7,914	Australia & New Zealand Banking Group Ltd.
Total unrealized appreciation					563,479

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	3,145,906	AUD	2,900,000	1/5/2015	(86,404)	Australia & New Zealand Banking Group Ltd.
NZD	3,061,066	AUD	2,900,000	1/5/2015	(20,225)	Morgan Stanley
GBP	2,100,000	CAD	3,765,867	1/5/2015	(31,863)	UBS AG
USD	25,377	CAD	29,400	1/5/2015	(73)	Citigroup, Inc.
JPY	388,741,600	EUR	2,600,000	1/5/2015	(99,333)	Barclays Bank PLC
USD	3,168,555	EUR	2,600,000	1/5/2015	(22,425)	Societe Generale
USD	3,187,764	JPY	380,000,000	1/5/2015	(15,281)	UBS AG
AUD	2,900,000	NZD	3,030,868	1/5/2015	(3,331)	Australia & New Zealand Banking Group Ltd.
USD	23,601	NZD	30,198	1/5/2015	(45)	Citigroup, Inc.
NZD	5,000,000	USD	3,837,425	1/5/2015	(62,825)	Australia & New Zealand Banking Group Ltd.
USD	1,676,503	CAD	1,890,500	1/20/2015	(49,913)	Societe Generale
USD	1,333,000	SGD	1,745,000	1/20/2015	(16,200)	BNP Paribas
NZD	4,176,000	USD	3,233,867	1/20/2015	(19,142)	Australia & New Zealand Banking Group Ltd.
GBP	2,100,000	CAD	3,796,861	2/5/2015	(6,570)	Societe Generale
Total unrealized depreciation					(433,630)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2014, the Fund held $1,797,422 in the Subsidiary, representing 1.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Government & Agency Obligations	$—	$150,014,096	$—	$150,014,096
Mortgage-Backed Securities Pass-Throughs	—	13,034	—	13,034
Asset-Backed	—	368,539	—	368,539
Short-Term U.S. Treasury Obligations	—	2,714,916	—	2,714,916
Municipal Bonds and Notes		8,236,360		8,236,360
Short-Term Investments	4,979,556	—	—	4,979,556
Derivatives (k)
Futures Contracts	161,359	—	—	161,359
Interest Rate Swap Contracts	—	299	—	299
Commodity-Linked Swap Contracts	—	398,040	—	398,040
Forward Foreign Currency Exchange Contracts	—	563,479	—	563,479

Total	$5,140,915	$162,308,763	$—	$167,449,678

Liabilities
Derivatives (k)
Futures Contracts	$(214,270)	$—	$—	$(214,270)
Written Options	—	(1,345,107)	—	(1,345,107)
Interest Rate Swap Contracts	—	(61)	—	(61)
Commodity-Linked Swap Contracts	—	(213,763)	—	(213,763)
Forward Foreign Currency Exchange Contracts	—	(433,630)	—	(433,630)

Total	$(214,270)	$(1,992,561)	$—	$(2,206,831)

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include unrealized appreciation (depreciation) on open future contacts, interest rate swap contracts, commodity-linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$(43,248)	$184,277	$—	$—
Foreign Exchange Contracts	$—	$—	$129,849	$—
Interest Rate Contracts	$(9,663)	$238	$—	$(917,641)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015